DERIVATIVES AND HEDGING (Details 2) - Foreign exchange contracts - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 157,430	$ 81,557
NIS
Derivative [Line Items]
Derivatives designated as hedging instruments	$ 157,430	$ 81,557